Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
Schedule of Cost of Sales
	2024	2023	2022
	€’000	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	1,168	-	-
Hydrogen technology (deconsolidated entity)	-	20,088	8,765
	1,168	20,088	8,765